                    Oppenheimer Principal Protected Main Street Fund II
                          Supplement dated January 23, 2004 to the
                             Prospectus dated November 10, 2003

      All capitalized terms have the same defined meaning as in the Prospectus.

     The Fund and the Manager  entered  into a Financial  Warranty  Agreement on
October 31, 2003 (the "Warranty  Agreement") with Main Place Funding, LLC ("Main
Place  Funding")  pursuant to which Main Place  Funding was to issue a Financial
Warranty to the Fund.  The purpose of the  Financial  Warranty is to support the value of each  shareholder's  account on the Maturity Date so that it will be no less than such shareholder's Warranty Amount.

     Bank of America  Corporation,  the parent company of Main Place Funding has
requested  that  the  Warranty  Agreement  be  terminated.   In  light  of  that
development,  the Fund, in exchange for  consideration  received from Main Place
Funding  approved  (i) the  termination  of the  Warranty  Agreement  and  other documents  ancillary to the Warranty  Agreement to which Main Place Funding is a party,  (ii) the  termination  of the  guarantee  issued  to the Fund by Bank of
America  Corporation  which  unconditionally  guaranteed the obligations of Main
Place Funding under the Warranty  Agreement,  and (iii) the  replacement of Main
Place Funding with Merrill Lynch Bank USA as the Warranty  Provider of the Fund.
Therefore, the Prospectus is changed as follows:

1.    All references to Main Place Funding, LLC and Bank of America Corporation
      and any references to Bank of America Corporation guaranteeing the obligations of the Warranty Provider under the Warranty Agreement, are hereby deleted.

2.    All references to the Warranty Provider shall refer to Merrill Lynch Bank
      USA.

3.    The sixth paragraph under the section captioned "Overview" on page 4 is deleted and replaced with the following:

           The Warranty Provider, a direct subsidiary of Merrill Lynch & Co.,
           Inc., is  licensed as an industrial loan corporation under Utah law.
           The Warranty Provider's principal business is to engage in banking activities. Neither Merrill Lynch & Co., Inc. nor any other entity will be guaranteeing the obligations of the Warranty Provider. The
           Warranty Provider has not participated in the organization of the
           Fund and makes no representation regarding the advisability of an investment in the Fund. Further information about the Warranty
           Provider can be found in the Statement of Additional Information.

     4. Under the  Warranty  Agreement  with  Merrill  Lynch Bank USA, the fixed income portion of the Fund's  portfolio may only be invested in U.S.  government securities,  including  zero coupon bonds and certain  securities  guaranteed by
U.S. government agencies and instrumentalities.  To assure the continued benefit of the  Financial  Warranty to be provided by Merrill  Lynch Bank USA,  the Fund will not invest in high grade  corporate  debt  securities,  and  therefore  all references to the Fund investing in such securities is hereby deleted.

     5. The first paragraph of the section captioned "Main Risks of Investing in the Fund - Risks  Associated  with the Financial  Warranty" on page 7 is deleted and replaced with the following:

     Although neither the Warranty  Provider nor any other person (including the
Manager,  its  affiliates or the United States  government)  has  guaranteed the performance of the Fund,  the Fund has entered into the Warranty  Agreement with the Warranty Provider to try to make sure that on the Maturity Date shareholders will be able to redeem their shares of the Fund at their  Warranty  Amount.  The
Financial  Warranty is solely the  obligation  of the Warranty  Provider.  It is possible that the financial  position of the Warranty  Provider may deteriorate.
As described above, shareholders could lose money if the Warranty Provider fails to or is unable to perform its obligations under the Warranty Agreement.

     Under the Main Place Funding financial warranty agreement,  the obligations
of  Main  Place  Funding  were  guaranteed  by  its  parent,   Bank  of  America
Corporation.  However,  the Fund's  assets and the  obligations  of the Warranty
Provider  under the  Warranty  Agreement  with  Merrill  Lynch  Bank USA are not guaranteed by Merrill Lynch & Co., Inc., the United States  government,  the
Manager,  or any other entity or person. The lack of a guarantee of the Warranty
Provider's  obligations  under  the  Warranty  Agreement  presents  some risk to shareholders  if the  Warranty  Provider  fails  to or is  unable  to  honor  it obligations to the Fund on the Maturity Date under the Warranty Agreement.

     6. The description of "Extraordinary Expenses" in the first sentence of the fifth paragraph under the section  entitled "Main Risks of Investing in the Fund
- How Risky is the Fund  Overall?  - Warranty  Period" on page 12 is deleted and replaced with the following:

     "Extraordinary  Expenses"  means  any Fund fees and  expenses  that are not incurred or accrued in the ordinary course of the Fund's business (including for example,  all costs of defending or prosecuting  any claim,  or  litigation,  to which the Fund is a party, together with any amounts in judgment,  settlement or indemnification  expense  incurred  by  the  Fund  or any  other  non-recurring, non-operating  expenses and all  redemption  fees and sales charges  incurred or accrued by the Fund as a  shareholder  of the  Underlying  Fund,  whether or not incurred in the ordinary course of the Fund's business).

     7. Under the Warranty Agreement with Merrill Lynch Bank USA, the annual fee to be paid by the Fund to Merrill  Lynch Bank USA will be 0.60% of average daily net assets of the Fund,  an increase  from 0.475%  under the Main Place  Funding
Warranty Agreement.  Therefore,  the section captioned "Fees and Expenses of the
Fund" on page 13 is revised by deleting the  remainder of that section  starting with the "Shareholders Fees" Table on, and replacing it with the following:

         Shareholder Fees (charges paid directly from your investment):

        -----------------------------------------------------------
                                       Class A  Class B   Class C
                                        Shares   Shares    Shares
        -----------------------------------------------------------
        -----------------------------------------------------------
        Maximum Sales Charge (Load) on
        purchases (as % of offering     5.75%     None      None
        price)
        -----------------------------------------------------------
        -----------------------------------------------------------
        Maximum Deferred Sales Charge
        (Load) (as % of the lower of
        the original offering price     None1      5%2      1%3
        or redemption proceeds)
        -----------------------------------------------------------

            Annual Fund Operating Expenses (deducted from Fund assets):
            (% of average daily net assets)4

        -----------------------------------------------------------
                                       Class A  Class B   Class C
                                        Shares   Shares5   Shares
        -----------------------------------------------------------
        -----------------------------------------------------------
        Management Fees6                0.50%     0.50%    0.50%
        -----------------------------------------------------------
        -----------------------------------------------------------
        Distribution and/or Service     0.25%     1.00%    1.00%
        (12b-1) Fees
        -----------------------------------------------------------
        -----------------------------------------------------------
        Other Expenses                  0.76%     0.76%    0.76%
        -----------------------------------------------------------
        -----------------------------------------------------------
        Total Annual Operating          1.51%     2.26%    2.26%
        Expenses7
        -----------------------------------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees, the Warranty  Agreement fee of 0.60% of average daily net assets of the Fund,  and  accounting  and legal expenses that the Fund pays. The
Transfer  Agent has  voluntarily  undertaken  to the Fund to limit the  transfer agent fees to 0.35% of average  daily net assets per fiscal year for each class.
That  voluntary  undertaking  may be amended or  terminated  at any time without notice to shareholders.

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments of $1 million or more of Class A shares.  See "How Can You Buy Class
A Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. The Manager has  voluntarily  undertaken to waive its management fee and assume all expenses of the Fund, with the exception of the 12b-1 fee, during the
Offering Period.  The Manager may amend or terminate that voluntary  undertaking at any time with notice to shareholders.

     5. Class B shares automatically convert to Class A shares 88 months after purchase.

     6.  "Management  Fees"  in the  table  above  reflect  the  maximum  annual management fee rate under the investment advisory agreement. During the Warranty
Period,  the management  fees shall be 0.40% of average annual net assets of the
Fund in any month  following  a month  where  the  Fund's  investment  in equity securities  is, on  average,  less than 10% of net assets.  If the Fund  becomes completely and irreversibly invested in the debt portfolio,  the Management Fees will be 0.25% for the remainder of the Warranty Period.

     7. The Manager has  contractually  agreed to reduce its  management fee for the  remainder  of the  Warranty  Period  in the  event  that the  Fund  becomes completely  and  irreversibly  invested  in the  debt  portfolio  to the  extent necessary  so that total  annual  operating  expenses of the Fund are limited to
1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.
Those  expense  limitations  do not  include  Extraordinary  Expenses  and other expenses not incurred in the ordinary course of the Fund's business. However, if this  reduction in the  management  fee is not sufficient to reduce total annual operating  expenses to these  limits,  the Manager is not  required to subsidize
Fund expenses to assure that expenses do not exceed those limits.  If the Fund's annual  operating  expenses  exceed  those  limits  while the Fund's  assets are completely and irreversibly allocated to the debt portfolio, the Warranty Amount will be reduced by the  portion of the Fund's  annual  operating  expenses  that
exceed  those  limits.   Additionally,   if  the  Fund  becomes  completely  and
irreversibly  invested in the debt  portfolio,  the  Warranty Fee payable by the
Fund to the Warranty  Provider  under the Warranty  Agreement  will  decrease to
0.35% per annum. In the event the Fund's assets are completely and  irreversibly allocated to the debt portfolio,  the Fund's Management Fees, Other Expenses and
Total Annual Operating Expenses  (Distribution and/or Service (12b-1) Fees would remain the same as shown above) would be estimated as follows:

      -----------------------------------------------------
                               Class A   Class B  Class C
                               Shares    Shares   Shares
      -----------------------------------------------------
      -----------------------------------------------------
      Management Fees           0.25%    0.25%     0.25%
      -----------------------------------------------------
      -----------------------------------------------------
      Distribution and/or       0.25%    1.00%     1.00%
      Service (12b-1) Fees
      -----------------------------------------------------
      -----------------------------------------------------
      Other Expenses            0.51%    0.51%     0.51%
      -----------------------------------------------------
      -----------------------------------------------------
      Total Annual Operating    1.01%    1.76%     1.76%
      Expenses
      -----------------------------------------------------

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples are based on the Total Annual Operating  Expenses shown in the table on page 14, and assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

      ----------------------------------------------------
      If shares are redeemed:     1 Year       3 Years
      ----------------------------------------------------
      ----------------------------------------------------
      Class A Shares               $720        $1,025
      ----------------------------------------------------
      ----------------------------------------------------
      Class B Shares               $729        $1,006
      ----------------------------------------------------
      ----------------------------------------------------
      Class C Shares               $329         $706
      ----------------------------------------------------
      ----------------------------------------------------

      ----------------------------------------------------
      ----------------------------------------------------
      If shares are not           1 Year       3 Years
      redeemed:
      ----------------------------------------------------
      ----------------------------------------------------
      Class A Shares               $720        $1,025
      ----------------------------------------------------
      ----------------------------------------------------
      Class B Shares               $229         $706
      ----------------------------------------------------
      ----------------------------------------------------
      Class C Shares               $229         $706
      ----------------------------------------------------

     In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent  deferred sales charges. In the second example,  the Class A expenses include the sales charge,  but Class B and
Class C expenses do not include the contingent deferred sales charges.

     8. Under the Warranty  Agreement  with Merrill Lynch Bank USA, the Warranty
Provider can require the Fund to invest all of its assets in the debt  portfolio under certain circumstances,  some of which differ from those provided under the
Warranty Agreement with Main Place Funding. Therefore, the third paragraph under the section captioned "About the Fund's  Investments - Asset Allocation" on page
20 is deleted and replaced with the following:

     Specifically,  situations where the Warranty  Provider can require the Fund to invest all of its assets in the debt portfolio include:

     o if the Fund  issues  additional  shares  during  the  Warranty  Period in violation of the Warranty Agreement;

     o if the  Fund  invests  in  securities  other  than as  permitted  in this
Prospectus;

     o if the Fund's investment in the equity portfolio on any given day exceeds certain  limitations as established by, or fails to allocate assets pursuant to, the Warranty Formula;

     o if the Fund fails to comply with the expense  limitations  imposed on the
Fund if it is  required  to  invest  completely  and  irreversibly  in the  debt portfolio;

o     if the Fund fails to pay the Warranty Agreement fee when due;

     o if the investment  advisory  agreement with the Manager is terminated and the successor investment adviser is not acceptable to the Warranty Provider;

     o if  the  Manager  fails  to  manage  the  Fund  in  accordance  with  its objectives, policies and strategies;

     o if the  Manager or the Fund's  custodian  fail to  provide  the  Warranty
Provider  with  certain  information  necessary  for it to  monitor  the  Fund's compliance with the Warranty Agreement;

     o if  representations  or  warranties  made by the  Manager  or the Fund in certain agreements and documents were incorrect or misleading when made;

     o if the Manager, the Fund or the custodian fails to perform any obligation or  breaches  any  covenant  under  the  Warranty  Agreement  or  other  related agreements  and such  failure  could  have an  adverse  effect  on the  Warranty
Provider (including a change to the Fund's investment  objective or any material change to the Fund's  investment  policies or  strategies  without the  Warranty
Provider's  prior written  consent,  even where such change is in the Fund's and the shareholders' best interest);

     o if the commencement of any proceeding in a federal,  state or local court which if adversely  determined,  could have an adverse  effect on the Manager or the Fund;

     o if an action or  proceeding is commenced to place the Fund or the Manager in receivership or bankruptcy; or

     o if any governmental or regulatory action limits,  suspends, or terminates the  rights,  privileges  or  operation  of the  Manager  or the Fund that could adversely affect the Manager or the Fund.

     9. Under the Warranty  Agreement  with Merrill Lynch Bank USA, the Warranty
Provider may terminate its Financial Warranty in certain limited  circumstances, which differ from the termination provisions set forth in the Warranty Agreement with Main Place Funding,  LLC. The fifth through the eleventh  bullet points set forth below are  additional  circumstances  under which  Merrill  Lynch Bank USA could terminate the Financial Warranty that were not contained in the Main Place
Funding  Warranty  Agreement.  Therefore,  the third paragraph under the section
"About  the  Fund's  Investments  - The  Warranty  Agreement  and the  Financial
Warranty" on page 22 is deleted and replaced with the following:

     These  circumstances  include:  o  if  the  Fund  liquidates,   is  merged,
reorganizes or sells all or substantially all of its assets;

     o if the  Manager  ceases to be the  adviser of the Fund and any  successor adviser is not acceptable to the Warranty Provider;

     o if  under  the  terms  of the  Warranty  Agreement,  the  Manager  or the custodian is required to allocate all of the Fund's assets to the debt portfolio and fails to do so within a reasonable time;

     o if the custodian  agreement is amended so that the custodian or successor custodian  is no longer  obligated  or does not agree to  provide  the  Warranty
Provider with certain information  regarding the Fund's portfolio as required by the Warranty Agreement;

     o if the conditions  precedent to the Warranty  Provider's  issuance of the
Financial Warranty have not been met under the terms of the Warranty Agreement;

     o if the Manager fails to pay to the Warranty  Provider a shortfall  amount resulting from the negligence,  recklessness,  bad faith,  willful misconduct or fraud of the Manager;

     o a determination of negligence,  recklessness, fraud, bad faith or willful misconduct  on the part of the Manager or the Fund under the Warranty  Agreement and  related  agreements  by a court  of  competent  jurisdiction  or a board of arbitration;

     o if the Manager fails to provide the Warranty  Provider  with  information regarding the Underlying Fund in certain circumstances;

     o if the Manager does not manage the assets of the Fund in accordance  with the Fund's objective, policies and strategies;

     o if the Trust  establishes  another series other than this Fund during the
Warranty Period; or

     o if the Manager fails to provide certain  instructions and information to, and cooperate  with,  the custodian in the event that the Warranty  Provider has exercised its right to deliver  pre-signed  instructions from the Manager to the custodian  instructing  the  custodian to invest all of the Fund's assets in the debt portfolio.

     10. The second sentence in the fifth paragraph under the section  captioned
"About  the  Fund's  Investments  - The  Warranty  Agreement  and the  Financial
Warranty" on page 22 is deleted and replaced with the  following:  "The Fund and the Manager may  terminate  the  Warranty  Agreement  if the  Warranty  Provider
becomes  insolvent or if the Warranty  Provider ceases to be "well  capitalized"
within the meaning of the capital maintenance regulations of the Federal Deposit
Insurance Corporation."

     11. The reference to the Warranty  Agreement  fee in the first  sentence of the sixth paragraph under "About the Fund's Investments - The Warranty Agreement and the Financial Warranty" on page 22 is changed from 0.475% to 0.60%.

     12. The  reference to Main Place  Funding LLC in the sixth  sentence of the seventh  paragraph under the section  captioned "About the Fund's  Investments -
The Warranty  Agreement  and the  Financial  Warranty" on page 22 is deleted and replaced with Merrill Lynch Bank USA.

     13. The  section  "How to Sell  Shares" on page 36 is amended by adding the following after the second paragraph:

     If you purchased shares of the Fund on or before January 23, 2004, the Fund is  offering  you the  opportunity  to redeem  your  shares  at net asset  value
(calculated  as of the date your  redemption  request is received)  and, if that amount is less than the amount of your original investment,  including any sales charges you paid at the time of purchase if you purchased  Class A shares,  plus earnings on your  investment that have been included in the calculated net asset value, to receive the difference from the Fund's  Distributor.  If you purchased
Class A, B or C shares  subject  to a  contingent  deferred  sales  charge,  the
Distributor will waive the imposition of the sales charge if you elect to redeem your shares under the Fund's  offer.  The Fund's offer to redeem your shares and receive your  original  investment  will expire at 4:00 P.M.  Eastern  Time,  on
February 27, 2004 unless extended by the Fund.

     The Fund  reserves  the right to extend the Offering  Period.  The Offering
Period  currently  is  scheduled  to run  through  February  27, 2004 but may be extended by the Fund.  The Warranty  Period will run from the third business day following the end of the Offering Period  (expected to be March 3, 2004) through and including March 5, 2011 (the "Maturity Date").  Therefore, all references to the Maturity Date shall mean March 3, 2011.

                       PLEASE KEEP THIS STICKER FOR FUTURE REFERENCE

January 23, 2004                                              PS0711.001

                    Oppenheimer Principal Protected Main Street Fund II
                          Supplement dated January 23, 2004 to the
                Statement of Additional Information dated November 10, 2003

1.    All references to Main Place Funding, LLC are hereby deleted.

2.    All references to the Warranty Provider shall refer to Merrill Lynch Bank
USA.

     3. The first  paragraph  of the  section  captioned  "About  the Fund - The
Fund's  Investment  Policies"  on  page  2 is  deleted  and  replaced  with  the following:

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager can use in  selecting portfolio  securities will vary over time.  During the Offering Period (expected to run from November 10, 2003 through February 27, 2004, unless  extended),  the
Fund will invest its assets primarily in money market instruments and short-term debt securities.  The Fund's investment  objective during the Offering Period is preservation of capital.  Following the Offering Period, the Fund will enter its
"Warranty  Period." The "Warranty  Period" will run from the third  business day following the end of the Offering Period  (expected to be March 3, 2004) through and including a date seven years later (expected to be March 3, 2011 or the next following business day (the "Maturity Date")).  The investment  objective of the
Fund during the  Warranty  Period is to seek  capital  preservation  in order to attempt  to make  sure  that the  value  of each  shareholder's  account  on the
Maturity  Date will be no less than the value of that  shareholder's  account on the last day of the Offering Period, less sales charges,  extraordinary expenses and other  amounts  not  covered  by the  "Warranty  Agreement"  (the  "Warranty
Amount").  The Fund seeks high total return as a secondary objective.  There can be no assurance that the Fund will achieve its objective.  The Fund's investment objective during the "Post-Warranty  Period," the period  immediately  following the Maturity Date, is high total return. This section supplements the disclosure in the Fund's  Prospectus  and  provides  additional  information  on the Fund's investment  policies or restrictions to the extent permitted under the Financial
Warranty Agreement, dated January 20, 2004 (the "Warranty Agreement"), among the
Fund, the Manager and Merrill Lynch Bank USA. Restrictions or policies stated as a maximum  percentage of the Fund's assets are only applied  immediately after a portfolio  investment to which the policy or  restriction  is applicable  (other than the  limitations on borrowing and illiquid  securities).  Accordingly,  any later  increase or  decrease  resulting  from a change in values,  net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's  restrictions  and policies.  4. The third paragraph of the section captioned "About the Fund - The Fund's Investment  Policies" on page
2 is deleted and replaced with the following:

     Merrill  Lynch  Bank  USA  ("MLBUSA"  or  the  "Warranty  Provider")  is  a
wholly-owned  subsidiary of Merrill Lynch &  Co., Inc. MLBUSA is licensed as an industrial loan corporation pursuant to the laws of the State of Utah. MLBUSA is  regulated  by certain  Federal and state  agencies  and is examined by those agencies.  MLBUSA may hedge its risks under the Warranty  Agreement  with one or more  counterparties,  including  with an affiliate of MLBUSA (which may include the calculation agent under the Warranty  Agreement).  MLBUSA is not required to hedge its risk under the Warranty Agreement and may choose not to do so. Whether
MLBUSA attempts to hedge its risk under the Warranty Agreement or not, it is the sole  entity  responsible  for making  payments to the Fund,  if any,  under the
Warranty Agreement.

     5. The  section  "Additional  Information  About  the  Fund - The  Warranty
Provider" on page 47 is deleted and replaced with the following:

     The Warranty  Provider.  Merrill  Lynch Bank USA,  located at 15 West South
Temple  Square,  Suite 300 Salt Lake City,  Utah  84101,  has  entered  into the
Warranty  Agreement with the Fund. Merrill Lynch Bank USA is a direct subsidiary of Merrill  Lynch &  Co.,  Inc. and its  principal  business is to engage in banking activities.  The 2002 audited financial statements of Merrill Lynch Bank
USA  and  its  June  30,  2003  quarterly  unaudited  financial  statements  are incorporated  herein by  reference.  You may request a copy of the Merrill Lynch
Bank USA financial statements,  free of charge, by calling the Transfer Agent at the toll-free  number  listed on the back cover of this  Statement of Additional
Information.  You may  request  a copy of these  financial  statements,  free of charge, by calling the Transfer Agent at the toll-free number listed on the back cover of this Statement of Additional Information.

     6.  The  section  "Additional  Information  About  the  Fund -  Independent
Auditors" on page 48 is deleted and replaced with the following:

     Independent  Auditors.  Deloitte  &  Touche  LLP  are  the  independent auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its  affiliates.  Deloitte  &
Touche LLP are the independent auditors of MLBUSA.

     7. Appendix B is amended by adding the following to the end of Section II -
"Waivers of Class A Sales Charges of Oppenheimer Funds - C. Waivers of the Class
A Contingent  Deferred Sales Charge for Certain  Redemptions" on page B-5 and to the end of Section III - "Waivers of Class B, Class C and Class N Sales  Charges
of Oppenheimer Funds - A. Waivers for Redemptions in Certain Cases" on page B-6:

     |_| Shares redeemed prior to 4:00 p.m. eastern time on February 27, 2004 by shareholders who purchased such shares on or before January 23, 2004.

January 23, 2004                                              PX0711.001